ASSIGNMENT FOR THE BENEFIT OF CREDITORS (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 01, 2021	Aug. 28, 2020	Jul. 20, 2020	Apr. 28, 2020	Apr. 15, 2020	Mar. 09, 2020	Mar. 04, 2020	Sep. 30, 2021	Jun. 29, 2020	Dec. 31, 2019	Jun. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Mar. 31, 2021	Dec. 30, 2020	Apr. 02, 2020	Jan. 30, 2020	Jan. 07, 2020	Dec. 31, 2018
Short-Term Debt [Line Items]
Creditors liability														$ 12,363,449
Proceeds from promissory notes															$ 4,479,662
Payment of notes payable														991,468	3,002,127
Debt principal balance															1,062,764		$ 500,000
Gain (Loss) on Extinguishment of Debt			$ 502,742											1,564,941	7,847,073
Debt original issue discount															83,548						$ 1,287,473
Stock issued during period shares new issues									70,203,889			85,710,419
Warrant exercise price																						$ 0.40
Conversion of notes payable															979,216
Settlement Agreement [Member]
Short-Term Debt [Line Items]
Notes payable															596,390
Payment of notes payable															67,548
Gain (Loss) on Extinguishment of Debt															76,777
Debt original issue discount															614,809
Accrued interest															9,190
Secured Merchant Agreements [Member]
Short-Term Debt [Line Items]
Creditors liability								$ 80,490
Promissory notes															80,490
Several Secured Merchant Loan [Member]
Short-Term Debt [Line Items]
Notes payable										$ 2,283,540						$ 2,283,540
Proceeds from promissory notes										1,355,986
Loan Processing Fee																927,554
Payment of notes payable																464,344
New Secured Merchant Loan [Member]
Short-Term Debt [Line Items]
Notes payable													$ 1,274,150
Proceeds from promissory notes													150,000
Loan Processing Fee													453,450
Payment of notes payable															1,954,930
Debt principal balance													$ 670,700
Merchant Loan [Member]
Short-Term Debt [Line Items]
Notes payable						$ 233,434
Payment of notes payable															233,434
Debt principal balance						$ 364,740	$ 936,410
[custom:PaymentsOfLoan]							$ 600,000
Note maturity date						Mar. 11, 2020
Merchant Loan [Member] | Settlement Agreement [Member]
Short-Term Debt [Line Items]
Notes payable						$ 275,000
Payment of notes payable															275,000
Debt principal balance						$ 272,700
Note maturity date						Mar. 12, 2020
Convertible Debt						$ 95,874
Cancellation of warrants						40,300
Debt instrument, periodic payment						$ 275,000
Promissory Notes [Member] | Entities or Individuals [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate percentage														7.00%
Promissory Notes [Member] | Entities or Individuals [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate percentage														10.00%
New Promissory Notes [Member] | Entities or Individuals [Member]
Short-Term Debt [Line Items]
Creditors liability								40,000
Notes payable														$ 40,000
Separate Promissory Notes [Member]
Short-Term Debt [Line Items]
Creditors liability								220,000
Notes payable															220,000
Separate Promissory Notes [Member] | Several Individuals [Member]
Short-Term Debt [Line Items]
Notes payable										2,517,150					443,000	2,517,150
Proceeds from promissory notes															423,000	2,238,900
Payment of notes payable															320,500	1,118,400
Debt principal balance															195,000
Debt original issue discount										238,250					20,000	238,250
Accrued interest										$ 120,307						$ 120,307
Debt due date, description																These notes were due between 45 and 273 days from the respective note issuance date
Stock issued during period shares new issues																439,623
Class of warrant or right, number of securities called by each warrant or right										439,623						439,623
Warrant term										5 years						5 years
Warrant exercise price										$ 2.50						$ 2.50
Conversion of notes payable										$ 978,750						$ 978,750
Debt instrument convertible conversion price 1										$ 2.50						$ 2.50
Separate Previous Promissory Notes [Member] | Several Individuals [Member]
Short-Term Debt [Line Items]
Notes payable										$ 40,000						$ 40,000
One of these Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance															150,000
Accrued interest															82,274
New Notes [Member]
Short-Term Debt [Line Items]
Debt principal balance															200,000
Debt instrument, periodic payment															7,500
Repayment of debt															15,000
Other Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt principal balance		$ 185,000
Convertible Debt														$ 0
Debt instrument, periodic payment		7,500
New Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt principal balance		$ 185,000
Warrant exercise price																			$ 0.006		$ 0.40	$ 0.40
Equipment Notes Payable [Member]
Short-Term Debt [Line Items]
Creditors liability								36,233
Notes and loans payable															43,364
Equipment Notes Payable [Member]
Short-Term Debt [Line Items]
Creditors liability								85,175
Notes and loans payable															151,710
Equipment Notes Payable [Member] | Auto Financing Agreement [Member]
Short-Term Debt [Line Items]
Notes and loans payable										$ 44,905						$ 44,905							$ 162,868
Shypdirect PPP Loan [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Creditors liability								$ 504,940
Debt principal balance															504,940					$ 504,940
Note maturity date				Apr. 28, 2022
Debt instrument interest rate percentage				1.00%
Debt instrument term				2 years
Prime EFS PPP Loan [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Creditors liability	$ 2,941,212
Debt principal balance					$ 2,941,212										2,941,212
Note maturity date					Apr. 16, 2022
Debt instrument interest rate percentage					1.00%
Debt instrument term					2 years
PPP Loans [Member]
Short-Term Debt [Line Items]
Debt Instrument, Description														the twenty-four-week period that commenced on May 1, 2020 and at least 60% of any forgiven amount has been used for covered payroll costs
Cougar PPP Loan [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Notes payable																		$ 622,240
Debt principal balance															$ 622,240
Debt Instrument, Decrease, Forgiveness											$ 2,691,884